Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
	Summary Compensation Table Total for CEO(1)		Compensation Actually Paid to CEO(2)		Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(3)(4)	Value of Initial Fixed $100 Investment Based on:		Net Income (in millions)
Year	Post- Merger CEO	Pre- Merger CEO	Post- Merger CEO	Pre- Merger CEO			Total Stockholder Return	Peer Group Total Stockholder Return(5)
2023	$14,547,853	—	$20,356,332	—	$4,721,849	$4,203,696	$181.70	$188.13	$1,625
2022	$15,303,397	—	$32,092,019	—	$10,068,380	$10,308,634	$166.86	$194.48	$4,065
2021	$11,061,939	$14,554,728	$6,097,986	$14,225,161	$6,826,596	$6,780,037	$118.13	$119.07	$1,158
2020	—	$14,194,706	—	$17,805,568	$3,503,938	$4,256,657	$95.66	$62.86	$201

(1)
Reflects the summary compensation table total compensation of (a) our current Chief Executive Officer, Thomas E. Jorden, from his appointment on October 1, 2021 to present (in the Post-Merger CEO column) and (b) Cabot’s Chief Executive Officer, Dan O. Dinges, for prior periods (in the Pre-Merger CEO column).

(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Jorden (in the Post-Merger CEO column) and Mr. Dinges (in the Pre-Merger CEO column), respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Jorden or Mr. Dinges, respectively, during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Jorden’s and Mr. Dinges’s respective total compensation for each year to determine the compensation actually paid:

Adjustment to Determine Compensation Actually Paid for CEO	2023	2022	2021		2020
			Post-Merger CEO	Pre-Merger CEO
Total reported in Summary Compensation Table (SCT)	$14,547,853	$15,303,397	$11,061,939	$14,554,728	$14,194,706
Minus: Value of Stock & Option Awards Reported in SCT	$(11,071,724)	$(12,554,661)	$(10,000,000)	$(10,649,843)	$(11,267,676)
Plus: Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$12,289,113	$10,257,188	$9,286,421	$—	$12,760,574
Plus/Minus: Change in FMV of Prior Year Awards that are Outstanding and Unvested	$1,703,070	$7,430,809	$(5,392,173)	$—	$1,161,681
Plus: FMV of Awards Granted this Year and that Vested this Year	$—	$—	$—	$10,901,242	$—
Plus/Minus: Change in FMV (from Prior Year-End) of Prior Year Awards that Vested this Year	$1,327,149	$6,860,435	$(846,226)	$(580,966)	$956,283
Plus: Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$1,560,870	$4,794,851	$1,988,025	$—	$—
Minus: Prior Year FMV of Prior Year Awards that Failed to Vest this Year	$—	$—	$—	$—	$—
Total Adjustments	$5,808,479	$16,788,622	$(4,963,953)	$(329,567)	$3,610,862
“Compensation Actually Paid”	$20,356,332	$32,092,019	$6,097,986	$14,225,161	$17,805,568

(3)
The non-CEO named executive officers included in this column are:

Year	Non-CEO NEOs
2023	Shannon E. Young III, Stephen P. Bell, Blake A. Sirgo, Kevin W. Smith, Scott C. Schroeder, and Christopher H. Clason
2022	Scott C. Schroeder, Dan O. Dinges, Stephen P. Bell, and Christopher H. Clason
2021	Scott C. Schroeder, Stephen P. Bell, Steven W. Lindeman, Phillip L. Stalnaker and Jeffrey W. Hutton
2020	Scott C. Schroeder, Steven W. Lindeman, Phillip L. Stalnaker and Jeffrey W. Hutton
(4)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to the Company’s named executive officers as a group (excluding Mr. Jorden and Mr. Dinges, where applicable) as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such named executive officers as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for named executive officers as a group (excluding Mr. Jorden and Mr. Dinges, where applicable):

Adjustment to Determine Compensation Actually Paid for NEOs	2023	2022	2021	2020
Total reported in Summary Compensation Table (SCT)	$4,721,849	$10,068,380	$6,826,596	$3,503,938
Minus: Value of Stock & Option Awards Reported in SCT	$(3,609,845)	$(3,935,574)	$(2,759,065)	$(2,413,381)
Plus: Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$2,757,427	$3,630,038	$847,510	$2,728,760
Plus/Minus: Change in FMV of Prior Year Awards that are Outstanding and Unvested	$233,773	$340,299	$—	$240,708
Plus: FMV of Awards Granted this Year and that Vested this Year	$—	$—	$1,913,978	$—
Plus/Minus: Change in FMV (from Prior Year-End) of Prior Year Awards that Vested this Year	$32,382	$—	$(72,443)	$196,632
Plus: Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$68,111	$205,491	$23,461	$—
Minus: Prior Year FMV of Prior Year Awards that Failed to Vest this Year	$—	$—	$—	$—
Total Adjustments	$(518,153)	$240,254	$(46,559)	$752,719
“Compensation Actually Paid”	$4,203,696	$10,308,634	$6,780,037	$4,256,657

(5)
The amounts reported in this column represent the value of an initial $100 investment in the Company’s 2023 compensation peer group. See the “Company TSR vs Peer TSR & Alignment of CAP with Company TSR” graph and related footnotes under “Relationship Between Compensation Actually Paid and Performance Measures” below for more information.

Named Executive Officers, Footnote
(1)
Reflects the summary compensation table total compensation of (a) our current Chief Executive Officer, Thomas E. Jorden, from his appointment on October 1, 2021 to present (in the Post-Merger CEO column) and (b) Cabot’s Chief Executive Officer, Dan O. Dinges, for prior periods (in the Pre-Merger CEO column).
(3)
The non-CEO named executive officers included in this column are:

Year	Non-CEO NEOs
2023	Shannon E. Young III, Stephen P. Bell, Blake A. Sirgo, Kevin W. Smith, Scott C. Schroeder, and Christopher H. Clason
2022	Scott C. Schroeder, Dan O. Dinges, Stephen P. Bell, and Christopher H. Clason
2021	Scott C. Schroeder, Stephen P. Bell, Steven W. Lindeman, Phillip L. Stalnaker and Jeffrey W. Hutton
2020	Scott C. Schroeder, Steven W. Lindeman, Phillip L. Stalnaker and Jeffrey W. Hutton

Peer Group Issuers, Footnote
(5)
The amounts reported in this column represent the value of an initial $100 investment in the Company’s 2023 compensation peer group. See the “Company TSR vs Peer TSR & Alignment of CAP with Company TSR” graph and related footnotes under “Relationship Between Compensation Actually Paid and Performance Measures” below for more information.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Jorden (in the Post-Merger CEO column) and Mr. Dinges (in the Pre-Merger CEO column), respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Jorden or Mr. Dinges, respectively, during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Jorden’s and Mr. Dinges’s respective total compensation for each year to determine the compensation actually paid:

Adjustment to Determine Compensation Actually Paid for CEO	2023	2022	2021		2020
			Post-Merger CEO	Pre-Merger CEO
Total reported in Summary Compensation Table (SCT)	$14,547,853	$15,303,397	$11,061,939	$14,554,728	$14,194,706
Minus: Value of Stock & Option Awards Reported in SCT	$(11,071,724)	$(12,554,661)	$(10,000,000)	$(10,649,843)	$(11,267,676)
Plus: Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$12,289,113	$10,257,188	$9,286,421	$—	$12,760,574
Plus/Minus: Change in FMV of Prior Year Awards that are Outstanding and Unvested	$1,703,070	$7,430,809	$(5,392,173)	$—	$1,161,681
Plus: FMV of Awards Granted this Year and that Vested this Year	$—	$—	$—	$10,901,242	$—
Plus/Minus: Change in FMV (from Prior Year-End) of Prior Year Awards that Vested this Year	$1,327,149	$6,860,435	$(846,226)	$(580,966)	$956,283
Plus: Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$1,560,870	$4,794,851	$1,988,025	$—	$—
Minus: Prior Year FMV of Prior Year Awards that Failed to Vest this Year	$—	$—	$—	$—	$—
Total Adjustments	$5,808,479	$16,788,622	$(4,963,953)	$(329,567)	$3,610,862
“Compensation Actually Paid”	$20,356,332	$32,092,019	$6,097,986	$14,225,161	$17,805,568

Non-PEO NEO Average Total Compensation Amount	$ 4,721,849	$ 10,068,380	$ 6,826,596	$ 3,503,938
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,203,696	10,308,634	6,780,037	4,256,657
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to the Company’s named executive officers as a group (excluding Mr. Jorden and Mr. Dinges, where applicable) as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such named executive officers as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for named executive officers as a group (excluding Mr. Jorden and Mr. Dinges, where applicable):

Adjustment to Determine Compensation Actually Paid for NEOs	2023	2022	2021	2020
Total reported in Summary Compensation Table (SCT)	$4,721,849	$10,068,380	$6,826,596	$3,503,938
Minus: Value of Stock & Option Awards Reported in SCT	$(3,609,845)	$(3,935,574)	$(2,759,065)	$(2,413,381)
Plus: Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$2,757,427	$3,630,038	$847,510	$2,728,760
Plus/Minus: Change in FMV of Prior Year Awards that are Outstanding and Unvested	$233,773	$340,299	$—	$240,708
Plus: FMV of Awards Granted this Year and that Vested this Year	$—	$—	$1,913,978	$—
Plus/Minus: Change in FMV (from Prior Year-End) of Prior Year Awards that Vested this Year	$32,382	$—	$(72,443)	$196,632
Plus: Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$68,111	$205,491	$23,461	$—
Minus: Prior Year FMV of Prior Year Awards that Failed to Vest this Year	$—	$—	$—	$—
Total Adjustments	$(518,153)	$240,254	$(46,559)	$752,719
“Compensation Actually Paid”	$4,203,696	$10,308,634	$6,780,037	$4,256,657

Compensation Actually Paid vs. Total Shareholder Return	Company TSR vs Peer TSR & Alignment of CAP with Company TSR
Compensation Actually Paid vs. Net Income	Alignment of CAP with Net Income $ millions
Compensation Actually Paid vs. Company Selected Measure	Alignment of CAP with Net Income $ millions
Total Shareholder Return Vs Peer Group	Company TSR vs Peer TSR & Alignment of CAP with Company TSR
Tabular List, Table
Performance Measures
The table below sets forth our most important performance measures used to link “compensation actually paid” for our named executive officers to company performance, over the fiscal year ending December 31, 2023. Please see “Compensation Discussion and Analysis—2023 Performance-Based Compensation—Our Incentive Compensation Programs Align Corporate Strategy Through Thoughtful Performance Metric Selection” and “—Our Incentive Program Payouts are Aligned with Performance Outcomes”
for further information regarding these performance measures and their function in our executive compensation program. The performance measures included in this table are not ranked by relative importance.
2023 Most Important Performance Measures (unranked)
PVI-10
Relative TSR
Annual Production

Total Shareholder Return Amount	$ 181.7	166.86	118.13	95.66
Peer Group Total Shareholder Return Amount	188.13	194.48	119.07	62.86
Net Income (Loss)	$ 1,625,000,000	4,065,000,000	1,158,000,000	201,000,000
PEO Name	Thomas E. Jorden,
Measure:: 1
Pay vs Performance Disclosure
Name	PVI-10
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Annual Production
Thomas E Jorden Member
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 14,547,853	15,303,397	11,061,939
PEO Actually Paid Compensation Amount	20,356,332	32,092,019	6,097,986
Thomas E Jorden Member | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,808,479	16,788,622	(4,963,953)
Thomas E Jorden Member | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,071,724)	(12,554,661)	(10,000,000)
Thomas E Jorden Member | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,289,113	10,257,188	9,286,421
Thomas E Jorden Member | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,703,070	7,430,809	(5,392,173)
Thomas E Jorden Member | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,327,149	6,860,435	(846,226)
Thomas E Jorden Member | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,560,870	4,794,851	1,988,025
Dan O. Dinges Member
Pay vs Performance Disclosure
PEO Total Compensation Amount			14,554,728	14,194,706
PEO Actually Paid Compensation Amount			14,225,161	17,805,568
Dan O. Dinges Member | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(329,567)	3,610,862
Dan O. Dinges Member | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(10,649,843)	(11,267,676)
Dan O. Dinges Member | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				12,760,574
Dan O. Dinges Member | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,161,681
Dan O. Dinges Member | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,901,242
Dan O. Dinges Member | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(580,966)	956,283
Non-PEO NEO | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(518,153)	240,254	(46,559)	752,719
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,609,845)	(3,935,574)	(2,759,065)	(2,413,381)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,757,427	3,630,038	847,510	2,728,760
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,382		(72,443)	196,632
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	68,111	205,491	23,461
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 233,773	$ 340,299		$ 240,708
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 1,913,978